SCHEDULE III REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION AND AMORTIZATION (Schedule) (Detail) $ in Thousands		12 Months Ended
	Sep. 07, 2016 USD ($) Unit	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 30, 2016 USD ($)
Real Estate and Accumulated Depreciation [Line Items]
Gross Amount at which Carried at Close of Period, Total		$ 824,860		$ 730,962	$ 574,684	$ 1,227,207
Accumulated Depreciation and Amortization		(65,381)		$ (49,842)	$ (41,817)	$ (120,176)
Aggregate cost of real estate for federal income tax purposes		940,100
Debt, outstanding amount		678,080	$ 704,567
Subsidiary of Common Parent
Real Estate and Accumulated Depreciation [Line Items]
Interest rate on Class A non-voting preferred membership units	10.00%
Proceeds from sale of units	$ 800
Disposed of by Sale | Subsidiary of Common Parent
Real Estate and Accumulated Depreciation [Line Items]
Number of real estate units | Unit	820
Richardson Portfolio Mortgage Loan | Mortgages
Real Estate and Accumulated Depreciation [Line Items]
Debt, outstanding amount		$ 36,000
Park Highlands
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Park Highlands I I
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Properties Held For Investment
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company, Land		$ 149,767
Initial Cost to Company, Building and Improvements		594,224
Initial Cost to Company, Total		743,991
Cost Capitalized Subsequent to Acquisition		80,869
Gross Amount at which Carried at Close of Period, Land		175,317
Gross Amount at which Carried at Close of Period, Building and Improvements		649,543
Gross Amount at which Carried at Close of Period, Total		824,860
Accumulated Depreciation and Amortization		$ (65,381)
Properties Held For Investment | Palisades Central I
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		90.00%
Initial Cost to Company, Land		$ 1,037
Initial Cost to Company, Building and Improvements		8,628
Initial Cost to Company, Total		9,665
Cost Capitalized Subsequent to Acquisition		3,630
Gross Amount at which Carried at Close of Period, Land		1,037
Gross Amount at which Carried at Close of Period, Building and Improvements		12,258
Gross Amount at which Carried at Close of Period, Total		13,295
Accumulated Depreciation and Amortization		$ (3,565)
Original Date of Construction		1980
Date Acquired or Foreclosed on		Nov. 23, 2011
Properties Held For Investment | Palisades Central Ii
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		90.00%
Initial Cost to Company, Land		$ 810
Initial Cost to Company, Building and Improvements		17,117
Initial Cost to Company, Total		17,927
Cost Capitalized Subsequent to Acquisition		3,889
Gross Amount at which Carried at Close of Period, Land		810
Gross Amount at which Carried at Close of Period, Building and Improvements		21,006
Gross Amount at which Carried at Close of Period, Total		21,816
Accumulated Depreciation and Amortization		$ (5,486)
Original Date of Construction		1985
Date Acquired or Foreclosed on		Nov. 23, 2011
Properties Held For Investment | Greenway I
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		90.00%
Initial Cost to Company, Land		$ 561
Initial Cost to Company, Building and Improvements		1,170
Initial Cost to Company, Total		1,731
Cost Capitalized Subsequent to Acquisition		977
Gross Amount at which Carried at Close of Period, Land		561
Gross Amount at which Carried at Close of Period, Building and Improvements		2,147
Gross Amount at which Carried at Close of Period, Total		2,708
Accumulated Depreciation and Amortization		$ (901)
Original Date of Construction		1983
Date Acquired or Foreclosed on		Nov. 23, 2011
Properties Held For Investment | Greenway Iii [Member]
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		90.00%
Initial Cost to Company, Land		$ 702
Initial Cost to Company, Building and Improvements		4,083
Initial Cost to Company, Total		4,785
Cost Capitalized Subsequent to Acquisition		(318)
Gross Amount at which Carried at Close of Period, Land		702
Gross Amount at which Carried at Close of Period, Building and Improvements		3,765
Gross Amount at which Carried at Close of Period, Total		4,467
Accumulated Depreciation and Amortization		$ (1,321)
Original Date of Construction		1983
Date Acquired or Foreclosed on		Nov. 23, 2011
Properties Held For Investment | Undeveloped Land
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		90.00%
Encumbrances		$ 0
Initial Cost to Company, Land		1,997
Initial Cost to Company, Total		1,997
Cost Capitalized Subsequent to Acquisition		1,137
Gross Amount at which Carried at Close of Period, Land		3,134
Gross Amount at which Carried at Close of Period, Total		$ 3,134
Date Acquired or Foreclosed on		Nov. 23, 2011
Properties Held For Investment | Richardson Portfolio
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 36,000
Initial Cost to Company, Land		5,107
Initial Cost to Company, Building and Improvements		30,998
Initial Cost to Company, Total		36,105
Cost Capitalized Subsequent to Acquisition		9,315
Gross Amount at which Carried at Close of Period, Land		6,244
Gross Amount at which Carried at Close of Period, Building and Improvements		39,176
Gross Amount at which Carried at Close of Period, Total		45,420
Accumulated Depreciation and Amortization		(11,273)
Properties Held For Investment | Park Highlands
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial Cost to Company, Land		17,066
Initial Cost to Company, Building and Improvements		0
Initial Cost to Company, Total		17,066
Cost Capitalized Subsequent to Acquisition		17,101
Gross Amount at which Carried at Close of Period, Land		34,167
Gross Amount at which Carried at Close of Period, Building and Improvements		0
Gross Amount at which Carried at Close of Period, Total		34,167
Accumulated Depreciation and Amortization		$ 0
Date Acquired or Foreclosed on		Dec. 30, 2011
Properties Held For Investment | Park Centre
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 21,970
Initial Cost to Company, Land		3,251
Initial Cost to Company, Building and Improvements		27,941
Initial Cost to Company, Total		31,192
Cost Capitalized Subsequent to Acquisition		6,511
Gross Amount at which Carried at Close of Period, Land		3,251
Gross Amount at which Carried at Close of Period, Building and Improvements		34,452
Gross Amount at which Carried at Close of Period, Total		37,703
Accumulated Depreciation and Amortization		$ (6,334)
Original Date of Construction		2000
Date Acquired or Foreclosed on		Mar. 28, 2013
Properties Held For Investment | A 1180 Raymond
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 30,250
Initial Cost to Company, Land		8,292
Initial Cost to Company, Building and Improvements		37,651
Initial Cost to Company, Total		45,943
Cost Capitalized Subsequent to Acquisition		1,477
Gross Amount at which Carried at Close of Period, Land		8,292
Gross Amount at which Carried at Close of Period, Building and Improvements		39,128
Gross Amount at which Carried at Close of Period, Total		47,420
Accumulated Depreciation and Amortization		$ (7,897)
Original Date of Construction		1929
Date Acquired or Foreclosed on		Aug. 20, 2013
Properties Held For Investment | Park Highlands I I
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 0
Initial Cost to Company, Land		20,118
Initial Cost to Company, Building and Improvements		0
Initial Cost to Company, Total		20,118
Cost Capitalized Subsequent to Acquisition		6,960
Gross Amount at which Carried at Close of Period, Land		27,078
Gross Amount at which Carried at Close of Period, Building and Improvements		0
Gross Amount at which Carried at Close of Period, Total		27,078
Accumulated Depreciation and Amortization		$ 0
Date Acquired or Foreclosed on		Dec. 10, 2013
Properties Held For Investment | Richardson Land I I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		90.00%
Encumbrances		$ 0
Initial Cost to Company, Land		3,096
Initial Cost to Company, Building and Improvements		0
Initial Cost to Company, Total		3,096
Cost Capitalized Subsequent to Acquisition		322
Gross Amount at which Carried at Close of Period, Land		3,418
Gross Amount at which Carried at Close of Period, Building and Improvements		0
Gross Amount at which Carried at Close of Period, Total		3,418
Accumulated Depreciation and Amortization		$ 0
Date Acquired or Foreclosed on		Sep. 04, 2014
Properties Held For Investment | Crown Pointe
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 51,171
Initial Cost to Company, Land		22,590
Initial Cost to Company, Building and Improvements		62,610
Initial Cost to Company, Total		85,200
Cost Capitalized Subsequent to Acquisition		10,326
Gross Amount at which Carried at Close of Period, Land		22,590
Gross Amount at which Carried at Close of Period, Building and Improvements		72,936
Gross Amount at which Carried at Close of Period, Total		95,526
Accumulated Depreciation and Amortization		$ (11,753)
Date Acquired or Foreclosed on		Feb. 14, 2017
Original Date of Construction		1985/1989
Properties Held For Investment | Marquette Plaza
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 53,408
Initial Cost to Company, Land		10,387
Initial Cost to Company, Building and Improvements		75,878
Initial Cost to Company, Total		86,265
Cost Capitalized Subsequent to Acquisition		9,366
Gross Amount at which Carried at Close of Period, Land		10,387
Gross Amount at which Carried at Close of Period, Building and Improvements		85,244
Gross Amount at which Carried at Close of Period, Total		95,631
Accumulated Depreciation and Amortization		$ (7,119)
Original Date of Construction		1972
Date Acquired or Foreclosed on		Mar. 01, 2018
Properties Held For Investment | City Tower
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 89,000
Initial Cost to Company, Land		13,930
Initial Cost to Company, Building and Improvements		136,068
Initial Cost to Company, Total		149,998
Cost Capitalized Subsequent to Acquisition		7,259
Gross Amount at which Carried at Close of Period, Land		13,930
Gross Amount at which Carried at Close of Period, Building and Improvements		143,327
Gross Amount at which Carried at Close of Period, Total		157,257
Accumulated Depreciation and Amortization		$ (12,823)
Original Date of Construction		1988
Date Acquired or Foreclosed on		Mar. 06, 2018
Properties Held For Investment | Eight Nine Corporate Centre
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 43,880
Initial Cost to Company, Land		17,401
Initial Cost to Company, Building and Improvements		58,794
Initial Cost to Company, Total		76,195
Cost Capitalized Subsequent to Acquisition		3,373
Gross Amount at which Carried at Close of Period, Land		17,401
Gross Amount at which Carried at Close of Period, Building and Improvements		62,167
Gross Amount at which Carried at Close of Period, Total		79,568
Accumulated Depreciation and Amortization		$ (4,356)
Original Date of Construction		2007
Date Acquired or Foreclosed on		Jun. 08, 2018
Properties Held For Investment | Georgia 400 Center
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Encumbrances		$ 59,690
Initial Cost to Company, Land		11,400
Initial Cost to Company, Building and Improvements		72,000
Initial Cost to Company, Total		83,400
Cost Capitalized Subsequent to Acquisition		8,134
Gross Amount at which Carried at Close of Period, Land		11,431
Gross Amount at which Carried at Close of Period, Building and Improvements		80,103
Gross Amount at which Carried at Close of Period, Total		91,534
Accumulated Depreciation and Amortization		$ (3,053)
Original Date of Construction		2001
Date Acquired or Foreclosed on		May 23, 2019
Properties Held For Investment | Birmingham Homes
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Initial Cost to Company, Land		$ 2,442
Initial Cost to Company, Building and Improvements		11,133
Initial Cost to Company, Total		13,575
Cost Capitalized Subsequent to Acquisition		75
Gross Amount at which Carried at Close of Period, Land		2,444
Gross Amount at which Carried at Close of Period, Building and Improvements		11,206
Gross Amount at which Carried at Close of Period, Total		13,650
Accumulated Depreciation and Amortization		$ (90)
Date Acquired or Foreclosed on		Nov. 04, 2019
Original Date of Construction		Various
Properties Held For Investment | Houston Homes
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Initial Cost to Company, Land		$ 6,157
Initial Cost to Company, Building and Improvements		22,855
Initial Cost to Company, Total		29,012
Cost Capitalized Subsequent to Acquisition		183
Gross Amount at which Carried at Close of Period, Land		6,154
Gross Amount at which Carried at Close of Period, Building and Improvements		23,041
Gross Amount at which Carried at Close of Period, Total		29,195
Accumulated Depreciation and Amortization		$ (191)
Date Acquired or Foreclosed on		Nov. 04, 2019
Original Date of Construction		Various
Properties Held For Investment | Jacksonville Homes
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Initial Cost to Company, Land		$ 2,986
Initial Cost to Company, Building and Improvements		24,236
Initial Cost to Company, Total		27,222
Cost Capitalized Subsequent to Acquisition		175
Gross Amount at which Carried at Close of Period, Land		2,986
Gross Amount at which Carried at Close of Period, Building and Improvements		24,411
Gross Amount at which Carried at Close of Period, Total		27,397
Accumulated Depreciation and Amortization		$ (210)
Date Acquired or Foreclosed on		Nov. 04, 2019
Original Date of Construction		Various
Properties Held For Investment | Memphis Homes
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Initial Cost to Company, Land		$ 2,679
Initial Cost to Company, Building and Improvements		15,767
Initial Cost to Company, Total		18,446
Cost Capitalized Subsequent to Acquisition		163
Gross Amount at which Carried at Close of Period, Land		2,679
Gross Amount at which Carried at Close of Period, Building and Improvements		15,930
Gross Amount at which Carried at Close of Period, Total		18,609
Accumulated Depreciation and Amortization		$ (131)
Date Acquired or Foreclosed on		Nov. 04, 2019
Original Date of Construction		Various
Properties Held For Investment | Atlanta Homes
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Initial Cost to Company, Land		$ 783
Initial Cost to Company, Building and Improvements		3,870
Initial Cost to Company, Total		4,653
Cost Capitalized Subsequent to Acquisition		34
Gross Amount at which Carried at Close of Period, Land		783
Gross Amount at which Carried at Close of Period, Building and Improvements		3,904
Gross Amount at which Carried at Close of Period, Total		4,687
Accumulated Depreciation and Amortization		$ (38)
Date Acquired or Foreclosed on		Nov. 04, 2019
Original Date of Construction		Various
Properties Held For Investment | Oklahoma Homes
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percent		100.00%
Initial Cost to Company, Land		$ 2,082
Initial Cost to Company, Building and Improvements		14,423
Initial Cost to Company, Total		16,505
Cost Capitalized Subsequent to Acquisition		95
Gross Amount at which Carried at Close of Period, Land		2,082
Gross Amount at which Carried at Close of Period, Building and Improvements		14,518
Gross Amount at which Carried at Close of Period, Total		16,600
Accumulated Depreciation and Amortization		$ (113)
Date Acquired or Foreclosed on		Nov. 04, 2019
Original Date of Construction		Various
Properties Held For Investment | Single Family Homes Portfolio Member
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 61,900
Initial Cost to Company, Land		17,129
Initial Cost to Company, Building and Improvements		92,284
Initial Cost to Company, Total		109,413
Cost Capitalized Subsequent to Acquisition		725
Gross Amount at which Carried at Close of Period, Land		17,128
Gross Amount at which Carried at Close of Period, Building and Improvements		93,010
Gross Amount at which Carried at Close of Period, Total		110,138
Accumulated Depreciation and Amortization		$ (773)